Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2018		$ (45,385)	$ 34	$ 12,486	$ (57,905)
Beginning balance, Shares at Dec. 31, 2018			9,379,757
Exercise of options		132	$ 2	130
Exercise of options, Shares			509,927
Stock-based compensation		2,864		2,864
Net loss		(25,934)			(25,934)
Ending balance, Shares at Dec. 31, 2019			9,889,684
Ending balance at Dec. 31, 2019		(68,323)	$ 36	15,480	(83,839)
Exercise of options		406	$ 4	402
Exercise of options, Shares			905,688
Stock-based compensation		5,329		5,329
Net loss		(19,635)			(19,635)
Ending balance, Shares at Dec. 31, 2020			10,795,372
Ending balance at Dec. 31, 2020		(82,223)	$ 40	21,211	(103,474)
Exercise of options		$ 1,246	$ 9	1,237
Exercise of options, Shares		1,722,880	1,722,880
Stock-based compensation		$ 9,869		9,869
Conversion of Redeemable Convertible Preferred Shares		150,179		150,179
Conversion of Redeemable Convertible Preferred Shares, Shares			67,242,640
Merger transaction, net (Note 1(d))		129,660		129,660
Merger transaction, net (Note 1(d)), Shares	[1]		17,361,513
Net loss		(26,534)			(26,534)
Ending balance, Shares at Dec. 31, 2021			97,122,405
Ending balance at Dec. 31, 2021		$ 182,197	$ 49	$ 312,156	$ (130,008)

[1]	Excluding 1,006,250 Forfeiture Shares.